Investments - Schedule of classified as available-for-sale and recorded at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Separate Account Investment [Line Items]
Amortization Cost	$ 6,571	$ 31,280
Unrealized Gain	195
Unrealized Loss		(317)
Fair Market Value	6,766	31,143
Short-term marketable securities
Fair Value, Separate Account Investment [Line Items]
Amortization Cost	6,571	31,280
Unrealized Gain	195
Unrealized Loss		(317)
Fair Market Value	$ 6,766	$ 31,143